December 20, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for

Nuveen Investment Trust II

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is a preliminary proxy statement and form of proxy for the Special Meeting of Shareholders of Nuveen Santa Barbara Growth Fund, a series of the Registrant, to be held February 8, 2013. It is intended that definitive proxy materials will be mailed on or about January 7, 2013. Please call the undersigned at (312) 609-7616 with any questions or comments regarding this filing.

Sincerely,

/s/ Renee M. Hardt